TAXATION (Tables)	12 Months Ended
Dec. 31, 2013
Composition of Income Tax Benefit (Expense)

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive loss are as follows:

	For the year ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
				(Note 3)
Current income tax expense	(165)	0	0	0
China	(165)	0	0	0
Deferred taxation	56,216,109	135,199,657	134,391,290	22,199,860
China	20,125,336	62,228,916	70,063,810	11,573,717
Other jurisdictions	36,090,773	72,970,741	64,327,480	10,626,143
Change in valuation allowance	(56,216,109)	(135,199,657)	(134,391,290)	(22,199,860)
China	(20,125,336)	(62,228,916)	(70,063,810)	(11,573,717)
Other jurisdictions	(36,090,773)	(72,970,741)	(64,327,480)	(10,626,143)

Income tax (expense) benefit	(165)	0	0	0

Reconciliation Between Statutory EIT Rate and Group's Effective Tax Rate

Reconciliation between the statutory EIT rate and the Group’s effective tax rate is as follows:

	For the year ended December 31, 2011	For the year ended December 31, 2012	For the year ended December 31, 2013
PRC Statutory EIT rate	25%	25%	25%
Effect of different tax rates in other jurisdictions	1%	0%	(2%)
Effect of future tax rate change	0%	0%	1%
Change of prior year deferred tax assets	(5%)	0%	1%
Change of valuation allowance	(19%)	(25%)	(24%)
(Income) not subject to tax and non-deductible expenses, net	1%	0%	0%
Effect of expired net operating loss	(3%)	0%	(1%)

Effective EIT rate	0%	0%	0%

Significant Components of Deferred Tax Assets and Liablities

Significant components of deferred tax assets

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Temporary differences related to expenses and accruals	4,466,370	5,253,922	867,886
Temporary differences related to provision for advances to suppliers	2,421,809	2,823,625	466,430
Temporary differences related to provision for doubtful accounts	3,132,359	5,803,170	958,615
Other	4,140,842	6,243,042	1,031,277

Total current deferred tax assets	14,161,380	20,123,759	3,324,208
Less: Valuation allowance	(14,161,380)	(20,123,759)	(3,324,208)

Net current deferred tax assets	0	0	0

Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	6,567,863	6,858,606	1,132,961
Startup expenses and advertising fee	19,011,503	25,529,967	4,217,250
Temporary differences related to research and development credits	1,011,966	981,601	162,149
Temporary differences related to equity investment	9,263,766	7,455,610	1,231,579
Foreign tax credits	15,525,185	15,059,343	2,487,626
Temporary differences related to provision for prepayment for equipment	5,000,000	9,481,941	1,566,305
Tax loss carry forwards	378,001,844	497,443,970	82,171,890

Total non-current deferred tax assets	434,382,127	562,811,038	92,969,760
Less: Valuation allowance	(434,382,127)	(562,811,038)	(92,969,760)

Net non-current deferred tax assets	0	0	0

Total deferred tax assets	0	0	0

Significant components of deferred tax liabilities

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Temporary differences related to amortization of intangible assets	5,508,341	5,343,060	882,611

Movement of Valuation Allowance on Deferred Tax Assets

Movement of valuation allowance on deferred tax assets

	For the year ended December 31, 2012	For the year ended December 31, 2013	For the year ended December 31, 2013
	RMB	RMB	US$
			(Note 3)
Balance at January 1	313,343,850	448,543,507	74,094,109
Increase in valuation allowance	135,199,657	134,391,290	22,199,859

Balance at December 31	448,543,507	582,934,797	96,293,968